Financial Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management Policy
Return on equity

	Thousand of Euros
	2019	2018

Profit attributable to the parent	625,146	596,642

Equity attributable to the Parent	4,822,119	4,225,554

ROE	13%	14%